S-K 1603, SPAC Sponsor; Conflicts of Interest	Apr. 24, 2026
spac [Line Items]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Pursuant to a letter agreement to be entered with us, each of our sponsor, directors and officers has agreed to restrictions on its ability to transfer, assign, or sell the founder shares and private placement units, as summarized in the table below. In addition to the restrictions set forth below, up to 1,500,000 founder shares are subject to forfeiture to the extent the over-allotment option is not exercised; further, in the event of a transfer of sponsor membership interests by members of our sponsor or their affiliates, there will be an indirect transfer of the founder shares and private placement units held by our sponsor.

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares

The earlier of (i) six months following the consummation of our initial business combination; or (ii) subsequent to the consummation of our initial business combination, the date on which we consummate a transaction which results in all of our shareholders having the right to exchange their shares for cash, securities, or other property subject to certain limited exceptions.

Churchill Sponsor XII LLC Michael Klein Jay Taragin William Sherman

Transfers permitted (a) to our officers or directors, any affiliates or family members of any of our officers or directors, any members of our sponsor or their affiliates, or any affiliates of our sponsor, (b) in the case of an individual, transfers by gift to members of the individual’s immediate family or to a trust, the beneficiary of which is a member of one of the individual’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, transfers by virtue of laws of descent and distribution upon death of the individual; (d) in the case of an individual, transfers pursuant to a qualified domestic relations order; (e) transfers by virtue of the laws of our sponsor’s operating agreement upon dissolution of our sponsor; and (f) transfers by private sales or transfers made in connection with the consummation of a business combination at prices no greater than the price at which the securities were originally purchased.

Private Placement Units	30 days after the completion of our initial business combination	Churchill Sponsor XII LLC	Same as above
Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Any units, warrants, ordinary shares or any other securities convertible into, or exercisable, or exchangeable for, ordinary shares	180 days after the date of this prospectus	Churchill Sponsor XII LLC Michael Klein Jay Taragin William Sherman

No transfer without the prior written consent of Citigroup Global Markets Inc., provided, however that we may (1) issue and sell the private placement units; (2) issue and sell the additional units to cover our underwriter’s overallotment option (if any); (3) register with the SEC pursuant to an agreement to be entered into concurrently with the issuance and sale of the securities in this offering, the resale of the private placement units and the Class A ordinary shares issuable upon exercise of the warrants and the founder shares; and (4) issue securities in connection with our initial business combination. However, the foregoing shall not apply to the forfeiture of any founder shares pursuant to their terms or any transfer of founder shares to any current or future independent director of the company (as long as such current or future independent director is subject to the terms of the letter agreement, filed herewith, at the time of such transfer; and as long as, to the extent any Section 16 reporting obligation is triggered as a result of such transfer, any related Section 16 filing includes a practical explanation as to the nature of the transfer).

SPAC Officers and Directors [Member]
spac [Line Items]
Conflict of Interest, Description [Text Block]	None of our officers or directors is required to commit his or her full time to our affairs and, accordingly, may have conflicts of interest in allocating his or her time among various business activities.
Initial Shareholders [Member]
spac [Line Items]
Conflict of Interest, Description [Text Block]	Our sponsor, officers and directors have agreed to waive their redemption rights with respect to any founder shares, private placement shares and any public shares held by them in connection with the consummation of our initial business combination. Additionally, our initial shareholders, officers and directors have agreed to waive their rights to liquidating distributions from the trust account with respect to any founder shares or private placement shares held by them if we fail to consummate our initial business combination within the completion window. However, if our initial shareholders or any of our officers, directors or affiliates acquire public shares in or after this offering, they will be entitled to liquidating distributions from the trust account with respect to such public shares if we fail to consummate our initial business combination within the completion window. If we do not complete our initial business combination within such applicable time period, the proceeds of the sale of the private placement units held in the trust account will be used to fund the redemption of our public shares, and the private placement warrants will expire worthless. With certain limited exceptions, the founder shares will not be transferable, assignable or salable by our initial shareholders until the earlier of: (i) six months following the consummation of our initial business combination; or (ii) subsequent to the consummation of our initial business combination, the date on which we consummate a transaction which results in all of our shareholders having the right to exchange their shares for cash, securities, or other property subject to certain limited exceptions. With certain limited exceptions, the private placement warrants and the ordinary shares underlying such warrants, will not be transferable, assignable or salable by our sponsor until 30 days after the completion of our initial business combination. Since our sponsor, officers and directors will directly or indirectly own ordinary shares and warrants following this offering, our officers and directors may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination and in negotiating or accepting the terms of the transaction. Our sponsor and members of our management team will directly or indirectly own our securities following this offering, and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination and in negotiating or accepting the terms of the transaction because of their financial interest in completing an initial business combination within the completion window. Upon the closing of this offering, our sponsor will have invested in us an aggregate of $3,525,000, comprised of the $25,000 purchase price for the founder shares (or approximately $0.002 per share) and the $3,500,000 purchase price for the private placement units (or $10.00 per unit, assuming no exercise of the over-allotment option), which may be exercised on a cashless basis. Accordingly, our management team, which owns interests in our sponsor, may be more willing to pursue a business combination with a riskier or less-established target business than would be the case if our sponsor had paid the same per share price for the founder shares as our public shareholders paid for their public shares and if our sponsor were required to pay cash to exercise the private placement warrants contained in the private placement units.
SPAC Sponsor and its Affiliates [Member]
spac [Line Items]
Conflict of Interest, Description [Text Block]

•        In the event our sponsor or members of our management team provide loans to us to finance transaction costs and/or incur expenses on our behalf in connection with an initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination and in negotiating or accepting the terms of the transaction as such loans may not be repaid and/or such expenses may not be reimbursed unless we consummate such business combination. Up to $1,500,000 of working capital loans made to us by the sponsor may be convertible into private placement units of the post-business combination entity at a price of $10.00 per unit at the option of the lender. Such units would be identical to the private placement units. Except for the foregoing, the terms of such working capital loans, if any, have not been determined and no written agreements exist with respect to such loans.